United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Premier Municipal Income Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.9%
		Alabama—1.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100)/(Original Issue Yield: 6.25%), 10/1/2040	$1,270,618
415,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	449,785
1,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	1,106,720
		TOTAL	2,827,123
		Arizona—2.1%
500,000		Arizona State IDA Education Revenue, (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), 5.00%, (School District Credit Program LOC), 7/1/2052	547,975
335,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	344,631
2,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	2,185,640
1,690,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCRBs (Series 2009A), 4.95%, 10/1/2020	1,813,438
290,000		Tempe, AZ IDA, (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	295,768
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	692,269
		TOTAL	5,879,721
		California—10.5%
1,115,000		Bay Area Toll Authority, CA San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, (United States Treasury PRF 10/1/2020@100), 10/1/2024	1,213,700
1,000,000		California Educational Facilities Authority (Stanford University), Revenue Bonds, 5.25%, 4/1/2040	1,300,320
1,500,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Revenue Bonds (Series 2011A), 5.25%, 3/1/2027	1,631,085
1,250,000		California Health Facilities Financing Authority (Scripps Health), Revenue Bonds (Series 2012A), 5.00%, 11/15/2032	1,376,575
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	652,812
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	270,810
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	1,090,120
1,360,000		California State (California State Fiscal Recovery Fund), Prerefunded Economic Recovery Bonds (Series 2009A), 5.00%, (United States Treasury COL), 7/1/2018	1,377,109
345,000		California State (California State Fiscal Recovery Fund), Refunding Economic Recovery Bonds (Series 2009A), 5.00%, (United States Treasury COL), 7/1/2018	349,340
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,105,130
375,000	[1]	California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	397,211
1,000,000	[1]	California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/1/2034	1,054,350
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,265,966
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,142,330
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.50% TOBs, Mandatory Tender 7/15/2022	1,127,390
165,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2028	180,218
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,102,250
1,385,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,703,716
1,335,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,509,671
425,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, (United States Treasury PRF 5/1/2020@100), 5/1/2021	455,511
575,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, 5/1/2021	616,785
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,092,160
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	2,164,000
1,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, (United States Treasury PRF 5/15/2022@100), 5/15/2031	1,620,706
1,740,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,932,288
		TOTAL	29,731,553

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—5.0%
$820,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50% (United States Treasury PRF 12/1/2020@103), 12/1/2045	$925,796
1,500,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, 12/1/2029	1,619,175
500,000	[1]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	527,320
2,000,000		Colorado Health Facilities Authority (Catholic Health Initiatives), Revenue Bonds (Series 2011A), 5.25%, 2/1/2031	2,112,580
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2027	1,091,540
1,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2013A), 5.00% (Sisters of Charity of Leavenworth Health System), 1/1/2044	1,362,075
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	236,408
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, (Original Issue Yield: 5.40%) 9/1/2026	1,076,230
500,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.00%, 12/1/2025	506,825
2,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	3,084,302
509,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	537,550
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 6/1/2023@100), 6/1/2037	1,144,950
		TOTAL	14,224,751
		Delaware—0.3%
715,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	764,828
		District of Columbia—0.9%
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2048	268,650
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2033	298,500
500,000		District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	546,925
1,290,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	1,448,644
		TOTAL	2,562,719
		Florida—4.6%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2028	1,082,800
800,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125% (Original Issue Yield: 8.25%), 5/15/2044	885,120
965,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	969,188
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2030	1,106,630
2,300,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2027	2,552,609
750,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	831,000
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	2,186,740
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	527,150
165,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	190,850
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.05%), 4/1/2029	1,036,300
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	9,673
665,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	531,089
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	272,800
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	4
160,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
210,000	[2,3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 6.61% (Original Issue Yield: 6.61%), 5/1/2039	129,830

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$305,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	$285,947
155,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	121,818
185,000	Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.65%, 5/1/2040	184,341
	TOTAL	12,903,893
	Georgia—2.8%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,117,720
1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,061,070
415,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00% (Original Issue Yield: 7.25%), 1/1/2040	425,309
1,000,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75% (Original Issue Yield: 7.10%), 1/1/2035	1,021,470
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.14%), 11/1/2024	1,608,420
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,609,440
1,000,000	Fulton County, GA Residential Care Facilties (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00%, 7/1/2031	1,108,670
	TOTAL	7,952,099
	Guam—0.4%
1,000,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	1,070,670
	Hawaii—0.3%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	792,128
	Idaho—0.7%
1,750,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	1,948,397
	Illinois—8.6%
250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	252,480
1,015,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2042	1,012,067
3,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	3,320,340
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	706,800
400,000	Chicago, IL Special Assessment (Lakeshore East Project), Improvement Bonds (Series 2002), 6.625%, (Original Issue Yield: 6.637%), 12/1/2022	400,816
1,000,000	Chicago, IL Special Assessment (Lakeshore East Project), Improvement Revenue Bonds, 6.75% (Original Issue Yield: 6.769%), 12/1/2032	1,005,490
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2017-2), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2036	1,121,170
1,000,000	Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	1,048,470
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,416,462
420,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	420,945
500,000	Illinois Finance Authority (Loyola University of Chicago), Revenue Bonds (Series 2012B), 5.00%, 7/1/2026	549,045
2,000,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.25% (Original Issue Yield: 5.50%), 5/15/2054	1,915,620
1,500,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,673,925
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,322,375
1,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	1,047,180
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,036,310
1,000,000	Illinois State, UT GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	1,034,450
2,255,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	2,336,112
245,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, (United States Treasury PRF 6/15/2020@100), 6/15/2050	266,014

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$755,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	$780,625
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	1,699,104
	TOTAL	24,365,800
	Indiana—3.3%
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	562,885
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, (United States Treasury PRF 7/1/2023@100) 1/1/2030	1,078,000
250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2042	280,953
655,000	Indiana State Finance Authority Midwestern Relief (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	667,327
1,500,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25%, 10/1/2031	1,673,670
2,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2032	2,288,560
2,500,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,721,000
	TOTAL	9,272,395
	Iowa—0.9%
1,500,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,523,190
565,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2024	634,636
300,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	325,863
	TOTAL	2,483,689
	Kansas—0.8%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014A), 5.00%, 9/1/2044	2,238,300
	Kentucky—0.8%
1,000,000	Kentucky EDFA (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2031	1,071,450
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,105,940
	TOTAL	2,177,390
	Louisiana—1.6%
1,870,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	1,830,393
1,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00%, (United States Treasury PRF 6/1/2022@100) 6/1/2024	1,124,580
1,500,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	1,592,580
	TOTAL	4,547,553
	Maine—0.5%
665,000	Maine Health & Higher Educational Facilities Authority (Maine General Medical Center), Revenue Bonds (Series 2011), 7.50%, 7/1/2032	745,891
600,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 6.75% (Original Issue Yield: 7.00%), 7/1/2041	651,204
	TOTAL	1,397,095
	Maryland—0.7%
320,000	Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	341,171
690,000	Maryland State EDC (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75% (United States Treasury PRF 6/1/2020@100)/(Original Issue Yield: 5.875%), 6/1/2035	752,776
500,000	Maryland State EDC (Ports America Chesapeake, Inc.), Revenue Bonds (Series A), 5.125% (United States Treasury COL), (Original Issue Yield: 5.25%), 6/1/2020	530,745
400,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	424,564
	TOTAL	2,049,256
	Massachusetts—2.1%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,116,180
1,000,000	Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2012), 5.00%, 10/1/2029	1,105,720

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$1,390,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Refunding Bonds (Series 2016Q), 5.00%, 7/1/2047	$1,547,973
1,030,000		Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2023	1,111,916
		TOTAL	5,881,789
		Michigan—5.3%
500,000		Michigan Finance Authority Local Government Loan Program (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	546,745
750,000		Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00%, (AGM INS), 7/1/2032	836,333
600,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM Corp. INS), 7/1/2037	662,142
1,750,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	1,884,435
1,500,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2029	1,643,640
300,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2041	329,949
1,000,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Refunding Revenue Bonds, 5.75% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.00%), 11/15/2039	1,068,890
2,300,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	2,284,751
3,705,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group ), Refunding Revenue Bonds (Series 2014D), 5.00%, 9/1/2033	4,056,530
1,490,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,639,581
		TOTAL	14,952,996
		Minnesota—0.1%
400,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	445,656
		Mississippi—0.1%
315,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	348,617
		Missouri—0.3%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00%, 2/1/2040	765,255
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2047	364,487
		Nebraska—1.6%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,167,120
1,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	1,181,340
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2014A), 5.00%, 1/1/2039	1,084,270
		TOTAL	4,432,730
		New Hampshire—0.2%
500,000	[1]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	532,285
		New Jersey—5.6%
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.00%, 6/15/2034	2,613,550
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), 5.00%, 6/15/2031	1,585,980
1,500,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	1,593,090
600,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	657,474
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 7/1/2022@100), 1/1/2032	1,693,725
1,645,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.00%, 1/1/2043	1,681,207
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	2,007,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	$2,985,060
905,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1A), 4.50%, 6/1/2023	909,371
		TOTAL	15,726,457
		New Mexico—0.2%
650,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	726,044
		New York—7.3%
1,000,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,087,190
200,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	220,930
1,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.00%, 5/1/2020	1,072,890
1,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Bonds (Series 2011A), 5.25%, 5/1/2027	1,103,670
570,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	634,803
430,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	470,562
1,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008DD), 5.50% (United States Treasury PRF 6/15/2018@100)/(Original Issue Yield: 5.57%), 6/15/2026	1,012,100
900,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	1,021,140
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	2,258,140
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	283,863
1,000,000		New York Liberty Development Corp. (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.00%, 11/15/2031	1,100,510
2,000,000		New York Liberty Development Corp. (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 1), 5.00%, 9/15/2028	2,229,060
1,000,000	[1]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	1,056,420
1,030,000		New York Liberty Development Corp., (7 World Trade Center LLC) Revenue Refunding Bonds (Series 2012 Class 2), 5.00%, 9/15/2043	1,120,413
2,000,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,248,040
1,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.00%, 2/15/2046	1,698,461
750,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	821,513
665,000		Niagara Area Development Corp., NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00%, 11/1/2024	665,352
500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	574,360
		TOTAL	20,679,417
		North Carolina—1.0%
2,385,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.00%, 1/15/2043	2,585,197
375,000		North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	396,274
		TOTAL	2,981,471
		Ohio—5.7%
500,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.00%, 2/15/2042	548,990
1,500,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	1,660,275
2,500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	2,474,725
2,135,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2009), 5.00%, 11/1/2019	2,252,959
1,310,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2017A), 5.00%, 1/1/2047	1,407,595
945,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 11/15/2021@100)/(Original Issue Yield: 6.22%), 11/15/2041	1,086,164
1,440,000		Muskingum County, OH, (Genesis Healthcare Corp.) Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	1,535,386

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$800,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	$900,288
1,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,692,510
450,000	Ohio State University, Revenue Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2026	462,298
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	835,732
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,126,180
	TOTAL	15,983,102
	Oregon—0.1%
275,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	295,237
	Pennsylvania—6.6%
1,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	1,037,180
2,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,139,220
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.00%, 6/1/2034	1,105,480
1,265,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Revenue Refunding Bonds (Series 2012), 5.25%, 1/1/2032	1,307,403
450,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	486,414
1,255,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2023	1,388,457
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.00%, 8/1/2040	1,119,340
1,500,000	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.60%), 8/15/2035	1,527,165
1,000,000	Pennsylvania State Turnpike Commission, (Pennsylvania State Turnpike Commission-Motor License Fund Enhanced), Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-3), 5.00%, 12/1/2040	1,109,840
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,104,540
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50% (United States Treasury PRF 12/1/2019@100), 12/1/2041	1,066,190
1,500,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-2), 5.00%, 12/1/2038	1,671,270
250,000	Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.00%, 7/1/2047	279,830
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625% (Original Issue Yield: 5.875%), 7/1/2042	602,075
1,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012B), 5.00%, 7/1/2018	1,009,030
1,630,000	Philadelphia, PA Water & Wastewater System, Water & Wastewater Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.13%), 1/1/2027	1,678,117
	TOTAL	18,631,551
	Rhode Island—0.4%
1,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	1,024,350
	South Carolina—0.8%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,151,080
	South Dakota—0.6%
1,500,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,648,410
	Tennessee—3.1%
600,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.00%, 1/1/2047	621,186
1,750,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.07%), 7/1/2038	1,858,710
2,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	2,169,800
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2021	1,655,850
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50% (United States Treasury PRF 5/1/2018@ 100), 5/1/2038	2,598,008
	TOTAL	8,903,554

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—10.7%
$2,640,000		Arlington, TX Higher Education Finance Corp., (Uplift Education) Revenue Bonds (Series 2016A), 5.00%, 12/1/2036	$2,864,822
800,000		Bexar County, Health Facilities Development Corp. (Army Retirement Residence Foundation), Revenue Bonds (Series 2007), 5.00%, 7/1/2033	802,336
1,050,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/( Original Issue Yield: 6.30%), 1/1/2046	1,177,113
270,000		Clifton Higher Education Finance Corp., TX (Idea Public Schools), 6.00%, 8/15/2033	307,546
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2032	1,052,900
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,668,960
1,000,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.00%, (Original Issue Yield: 5.05%), 9/1/2034	1,053,210
750,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	797,880
835,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	934,039
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (St. Luke's Health System), Revenue Refunding Bonds (Series 2009), 5.625% (United States Treasury PRF 2/15/2019@100), 2/15/2025	2,078,120
1,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	1,017,800
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,012,310
200,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	230,634
500,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2012A), 5.00%, 2/15/2032	526,700
1,525,000		Houston, TX Higher Education Finance Corp., (Harmony Public Schools) Education Revenue & Refunding Bonds (Series 2014A), 5.00%, (PSFG GTD) 2/15/2033	1,683,997
175,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	181,871
685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	756,548
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	892,857
1,500,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	1,667,805
415,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, (Original Issue Yield: 7.55%), 11/15/2034	476,229
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Air Force Village), Retirement Facility Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.50%), 11/15/2044	1,078,460
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	1,538,400
400,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	405,476
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,757,805
755,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	765,185
315,000		Travis County, TX Health Facilities Development Corp. (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), 7.00% (United States Treasury PRF 1/1/2021@100), 1/1/2032	359,620
3,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.00%, 8/15/2044	3,100,260
		TOTAL	30,188,883
		Washington—1.0%
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	490,268
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,010,100
675,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.00%, 7/1/2025	712,138
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	539,415
		TOTAL	2,751,921

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—1.2%
$1,050,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	$1,180,179
2,000,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 5/1/2019@100)/(Original Issue Yield: 6.10%), 5/1/2036	2,103,640
		TOTAL	3,283,819
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $269,808,274)	281,888,471
	[5]	SHORT-TERM MUNICIPALS—0.1%
		New York—0.1%
200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.14%, 3/1/2018	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $200,000)	200,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $270,008,274)	282,088,471
		OTHER ASSETS AND LIABILITIES—NET[6]	2,483,431
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(81,700,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(33,050,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$169,821,902
At February 28, 2018, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2018, these restricted securities amounted to $9,520,156, which represented 5.6% of total net assets.
Additional information on restricted securities held at February 28, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/13/2014	$604,041	$652,812
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$251,675	$270,810
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	8/27/2015	$1,046,799	$1,090,120
California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/1/2034	11/13/2014	$1,002,789	$1,054,350
California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$376,036	$397,211
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125% (Original Issue Yield: 8.25%), 5/15/2044	8/11/2017	$884,733	$885,120
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	3/13/2015	$506,405	$527,320
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00%, 2/1/2040	1/10/2018	$752,973	$765,255
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$355,601	$344,631
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	6/8/2017	$500,000	$532,285
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$1,000,000	$1,056,420
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$656,210	$692,269
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.00%, 7/1/2025	7/22/2015	$678,936	$712,138
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	12/14/2016	$503,541	$539,415
2	Security in default.
3	Non-income-producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total market value at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018